Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands				12 Months Ended
		Dec. 31, 2021		Dec. 22, 2021		Dec. 31, 2020
Income Statement [Abstract]
Revenue	[1]	$ 4,840		$ 147,356		$ 61,289
Cost of revenue	[1],[2],[3]	2,725		90,278		33,064
Gross profit	[1]	2,115		57,078		28,225
Operating expenses
Selling, general, and administrative	[1],[4]	3,133		37,507		24,642
Depreciation and amortization	[1]	416		10,357		4,672
Total operating expenses	[1]	3,549		47,864		29,314
Operating (loss) income	[1]	(1,434)		9,214		(1,089)
Interest expense and other expense (income)
Interest expense	[1]	251		13,063		3,635
Other expense	[1]	308		21,007		3,824
Other income	[1]	(35,460)		(5,174)		(585)
Total interest expense and other (income) expense, net.	[1]	(34,901)		28,896		6,874
Net income (loss) before income tax	[1]	33,467		(19,682)		(7,963)
Income tax benefit		(3)	[1]	(3,208)	[1]	0
Net income (loss)	[1]	33,470		(16,474)		(7,963)
Comprehensive income (loss):
Comprehensive loss attributable to Fathom OpCo non-controlling interest (Note 14)	[1]	(968)
Comprehensive income attributable to Fathom	[1]	$ 34,438		(16,474)		(7,963)
Foreign currency translation adjustments	[1]			113		(68)
Comprehensive loss, net of tax	[1]			$ (16,361)		$ (8,031)
Net income (loss) per unit attributable to Class A and Class B common unit holders
Basic and Diluted Earnings Per Unit	[1],[5]			$ (3.33)		$ (2.68)
Weighted average Class A and Class B units outstanding
Basic and Diluted	[1]			7,723,592		5,227,816
Net income (loss) per share attributable to shares of Class A common stock
Basic	[1]	$ 0.68
Diluted	[1]	$ 0.25
Weighted average shares outstanding
Basic	[1]	50,785,656
Diluted	[1]	135,839,973

[1]	See accompanying notes to the consolidated financial statements.
[2]	Inclusive of $700, $9,165, and $4,434 of cost of revenue related to inventory purchases from a related party for the periods ended December 23 — 31, 2021, January 1 — December 22, 2021, and January 1 — December 31 2020, respectively. See Note 17.
[3]	Inclusive of $94, $5,751 and $2,567 of depreciation and amortization for the periods ended December 23 — 31, 2021, January 1 — December 22, 2021, and January 1 — December 31 2020, respectively.
[4]	Inclusive of $0, $1,723, and $722 of management fees incurred to a related party for the periods ended December 23 — 31, 2021, January 1 — December 22, 2021, and January 1 — December 31 2020, respectively. See Note 17.
[5]	Basic and diluted net loss per unit amounts are the same for both Class A common units and Class B common units. See Note 13.